Leases (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Leases Text Block [Abstract]
Schedule of right-of-use assets and lease liabilities
Right-of-use assets	31 Dec 2022	31 Dec 2021
	$000	$000
At 1 January 2022	-	357
Additions	448	-
Depreciation	(50)	(133)
Disposal of lease	-	(224)
Exchange differences	(26)	-
	372	-
Lease Liabilities	31 Dec 2022	31 Dec 2021
	$000	$000
At 1 January 2022	-	555
Additions	448	-
Interest expense	6	13
Lease payments	(61)	(174)
Exchange differences	(28)	-
Disposal of lease	-	(394)
	365	-

Schedule of consolidated statement of financial
	31 Dec 2022	31 Dec 2021
	$000	$000
Current	122	-
Non-current	243	-
	365	-

Schedule of future minimum lease payments
	Minimum lease payment due
	Within 1 year	1-2 years	2-5 years	Over 5 years	Total
Lease payments	139	139	104	-	382
Finance Charges	(9)	(6)	(2)	-	(17)
Net Present Values	130	133	102	-	365